Revenue - Additional Information (Detail)		12 Months Ended
	Nov. 29, 2023 USD ($)	Dec. 31, 2023 USD ($) CommercialCustomer	Dec. 31, 2022 CommercialCustomer
Disclosure of performance obligations [line items]
Number of commercial customers | CommercialCustomer		4	4
Upfront payment received	$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received	$ 175,000,000	$ 175,000,000
Royalties and Milestones [Member]
Disclosure of performance obligations [line items]
Recognized as revenue		0
Licenses [Member]
Disclosure of performance obligations [line items]
Upfront payment received		$ 70,000,000
Commercial Customers [Member] | Bottom of range [member]
Disclosure of performance obligations [line items]
Perentage of sale to commercial customers		10.00%	10.00%